UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
(formerly Advisor Destiny I Fund)

Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

ADESI-QTLY-0806

1.833433.100

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Diversified Consumer Services - 1.9%
Apollo Group, Inc. Class A (a)	1,051,259	$ 54,318,553
Bright Horizons Family Solutions, Inc. (a)	425,700	16,044,633
		70,363,186
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	563,000	23,499,620
Red Robin Gourmet Burgers, Inc. (a)	450,000	19,152,000
		42,651,620
Household Durables - 0.9%
D.R. Horton, Inc.	573,749	13,666,701
KB Home	131,100	6,010,935
Ryland Group, Inc.	164,100	7,149,837
Standard Pacific Corp.	306,975	7,889,258
		34,716,731
Media - 1.5%
Clear Channel Communications, Inc.	895,700	27,721,915
Clear Channel Outdoor Holding, Inc. Class A	248,100	5,200,176
McGraw-Hill Companies, Inc.	466,495	23,432,044
		56,354,135
Multiline Retail - 0.7%
Target Corp.	500,000	24,435,000
Specialty Retail - 7.7%
Aeropostale, Inc. (a)	332,700	9,611,703
Best Buy Co., Inc.	1,021,537	56,021,089
Chico's FAS, Inc. (a)	587,500	15,850,750
Home Depot, Inc.	4,253,940	152,248,513
Staples, Inc.	1,801,900	43,822,208
		277,554,263
TOTAL CONSUMER DISCRETIONARY		506,074,935
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 3.5%
CVS Corp.	855,600	26,266,920
Wal-Mart Stores, Inc.	2,111,800	101,725,406
		127,992,326
Food Products - 0.7%
Nestle SA (Reg.)	76,928	24,163,887
TOTAL CONSUMER STAPLES		152,156,213
ENERGY - 13.8%
Energy Equipment & Services - 6.1%
Baker Hughes, Inc.	207,800	17,008,430
GlobalSantaFe Corp.	206,800	11,942,700
Halliburton Co.	676,100	50,173,381
National Oilwell Varco, Inc. (a)	332,100	21,028,572
Noble Corp.	336,800	25,064,656
Schlumberger Ltd. (NY Shares)	978,200	63,690,602

	Shares	Value
Smith International, Inc.	322,000	$ 14,319,340
Weatherford International Ltd. (a)	393,600	19,530,432
		222,758,113
Oil, Gas & Consumable Fuels - 7.7%
Apache Corp.	421,700	28,781,025
ConocoPhillips	1,129,600	74,022,688
Forest Oil Corp. (a)	345,000	11,440,200
Hess Corp.	322,000	17,017,700
Mariner Energy, Inc. (a)	279,208	5,129,051
Occidental Petroleum Corp.	421,000	43,173,550
Peabody Energy Corp.	477,806	26,637,685
Valero Energy Corp.	649,700	43,218,044
XTO Energy, Inc.	635,200	28,120,304
		277,540,247
TOTAL ENERGY		500,298,360
FINANCIALS - 23.2%
Capital Markets - 1.1%
AP Alternative Assets L.P. Restricted Depositary Units (a)(e)	545,800	10,916,000
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	533,100	11,861,475
UBS AG (NY Shares)	159,900	17,541,030
		40,318,505
Commercial Banks - 3.0%
Erste Bank der Oesterreichischen Sparkassen AG	316,500	17,814,139
HSBC Holdings PLC sponsored ADR	305,000	26,946,750
Standard Chartered PLC (United Kingdom)	759,398	18,539,988
Wachovia Corp.	854,600	46,216,768
		109,517,645
Diversified Financial Services - 6.0%
African Bank Investments Ltd.	1,843,215	7,195,479
Bank of America Corp.	3,560,900	171,279,290
JPMorgan Chase & Co.	922,100	38,728,200
		217,202,969
Insurance - 13.1%
ACE Ltd.	1,630,170	82,470,300
AMBAC Financial Group, Inc.	266,400	21,605,040
American International Group, Inc.	3,699,564	218,459,254
Hartford Financial Services Group, Inc.	498,700	42,190,020
RenaissanceRe Holdings Ltd.	444,200	21,525,932
W.R. Berkley Corp.	890,364	30,388,123
XL Capital Ltd. Class A	936,100	57,382,930
		474,021,599
TOTAL FINANCIALS		841,060,718
HEALTH CARE - 14.4%
Biotechnology - 3.0%
Alkermes, Inc. (a)	500,000	9,460,000
Amgen, Inc. (a)	516,010	33,659,332
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	687,700	$ 41,330,770
Genentech, Inc. (a)	130,970	10,713,346
MannKind Corp. (a)	73,202	1,559,935
Vertex Pharmaceuticals, Inc. (a)	300,000	11,013,000
		107,736,383
Health Care Equipment & Supplies - 0.6%
Advanced Medical Optics, Inc. (a)	108,674	5,509,771
C.R. Bard, Inc.	230,600	16,893,756
		22,403,527
Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	2,356,522	105,525,055
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	309,262	9,172,711
Waters Corp. (a)	278,200	12,352,080
		21,524,791
Pharmaceuticals - 7.3%
Allergan, Inc.	384,700	41,262,922
Elan Corp. PLC sponsored ADR (a)	866,400	14,468,880
Johnson & Johnson	2,654,200	159,039,664
Roche Holding AG (participation certificate)	132,447	21,895,737
Teva Pharmaceutical Industries Ltd. sponsored ADR	883,200	27,900,288
		264,567,491
TOTAL HEALTH CARE		521,757,247
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	1,867,800	75,272,340
Commercial Services & Supplies - 2.0%
Robert Half International, Inc.	1,764,580	74,112,360
Industrial Conglomerates - 7.5%
General Electric Co.	7,659,761	252,465,724
Smiths Group PLC	1,090,790	17,975,663
		270,441,387
TOTAL INDUSTRIALS		419,826,087
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.8%
CSR PLC (a)	274,100	6,387,717
Motorola, Inc.	1,593,200	32,102,980
Research In Motion Ltd. (a)	372,500	25,952,074
		64,442,771
Computers & Peripherals - 2.9%
Dell, Inc. (a)	2,929,976	71,520,714

	Shares	Value
EMC Corp. (a)	1,535,200	$ 16,841,144
NCR Corp. (a)	471,400	17,272,096
		105,633,954
Electronic Equipment & Instruments - 0.7%
Amphenol Corp. Class A	286,890	16,054,364
CDW Corp.	189,500	10,356,175
		26,410,539
Internet Software & Services - 6.5%
eBay, Inc. (a)	3,131,465	91,720,610
Google, Inc. Class A (sub. vtg.) (a)	252,300	105,796,959
Yahoo!, Inc. (a)	1,100,800	36,326,400
		233,843,969
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	169,800	8,763,378
Infosys Technologies Ltd. sponsored ADR	163,700	12,508,317
Satyam Computer Services Ltd. sponsored ADR	274,200	9,086,988
		30,358,683
Office Electronics - 0.4%
Zebra Technologies Corp. Class A (a)	460,120	15,717,699
Semiconductors & Semiconductor Equipment - 3.0%
ARM Holdings PLC sponsored ADR	2,813,400	17,611,884
Broadcom Corp. Class A (a)	713,402	21,437,730
FormFactor, Inc. (a)	223,000	9,952,490
KLA-Tencor Corp.	197,600	8,214,232
Linear Technology Corp. (d)	785,100	26,292,999
Marvell Technology Group Ltd. (a)	90,700	4,020,731
Maxim Integrated Products, Inc.	601,658	19,319,238
		106,849,304
Software - 0.9%
Cognos, Inc. (a)	400,000	11,363,689
Symantec Corp. (a)	1,348,800	20,960,352
		32,324,041
TOTAL INFORMATION TECHNOLOGY		615,580,960
MATERIALS - 1.8%
Chemicals - 1.2%
Praxair, Inc.	790,610	42,692,940
Metals & Mining - 0.6%
Mittal Steel Co. NV Class A (NY Shares) (d)	740,700	22,598,757
TOTAL MATERIALS		65,291,697
TOTAL COMMON STOCKS (Cost $3,495,428,432)		3,622,046,217
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	$ 3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
Money Market Funds - 1.2%

Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c) (Cost $42,376,225)	42,376,225	42,376,225
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,539,223,356)	3,664,422,445
NET OTHER ASSETS - (1.1)%	(40,496,477)
NET ASSETS - 100%	$ 3,623,925,968
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,916,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,861,478 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,418,699
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06 - 6/29/06	$ 12,770,095
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,306,696
Fidelity Securities Lending Cash Central Fund	814,077
Total	$ 2,120,773
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,549,387,029. Net unrealized appreciation aggregated $115,035,416, of which $302,139,055 related to appreciated investment securities and $187,103,639 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
(formerly Advisor Destiny I Fund)
Class A

June 30, 2006

DESIN-QTLY-0806

1.818358.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Diversified Consumer Services - 1.9%
Apollo Group, Inc. Class A (a)	1,051,259	$ 54,318,553
Bright Horizons Family Solutions, Inc. (a)	425,700	16,044,633
		70,363,186
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	563,000	23,499,620
Red Robin Gourmet Burgers, Inc. (a)	450,000	19,152,000
		42,651,620
Household Durables - 0.9%
D.R. Horton, Inc.	573,749	13,666,701
KB Home	131,100	6,010,935
Ryland Group, Inc.	164,100	7,149,837
Standard Pacific Corp.	306,975	7,889,258
		34,716,731
Media - 1.5%
Clear Channel Communications, Inc.	895,700	27,721,915
Clear Channel Outdoor Holding, Inc. Class A	248,100	5,200,176
McGraw-Hill Companies, Inc.	466,495	23,432,044
		56,354,135
Multiline Retail - 0.7%
Target Corp.	500,000	24,435,000
Specialty Retail - 7.7%
Aeropostale, Inc. (a)	332,700	9,611,703
Best Buy Co., Inc.	1,021,537	56,021,089
Chico's FAS, Inc. (a)	587,500	15,850,750
Home Depot, Inc.	4,253,940	152,248,513
Staples, Inc.	1,801,900	43,822,208
		277,554,263
TOTAL CONSUMER DISCRETIONARY		506,074,935
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 3.5%
CVS Corp.	855,600	26,266,920
Wal-Mart Stores, Inc.	2,111,800	101,725,406
		127,992,326
Food Products - 0.7%
Nestle SA (Reg.)	76,928	24,163,887
TOTAL CONSUMER STAPLES		152,156,213
ENERGY - 13.8%
Energy Equipment & Services - 6.1%
Baker Hughes, Inc.	207,800	17,008,430
GlobalSantaFe Corp.	206,800	11,942,700
Halliburton Co.	676,100	50,173,381
National Oilwell Varco, Inc. (a)	332,100	21,028,572
Noble Corp.	336,800	25,064,656
Schlumberger Ltd. (NY Shares)	978,200	63,690,602

	Shares	Value
Smith International, Inc.	322,000	$ 14,319,340
Weatherford International Ltd. (a)	393,600	19,530,432
		222,758,113
Oil, Gas & Consumable Fuels - 7.7%
Apache Corp.	421,700	28,781,025
ConocoPhillips	1,129,600	74,022,688
Forest Oil Corp. (a)	345,000	11,440,200
Hess Corp.	322,000	17,017,700
Mariner Energy, Inc. (a)	279,208	5,129,051
Occidental Petroleum Corp.	421,000	43,173,550
Peabody Energy Corp.	477,806	26,637,685
Valero Energy Corp.	649,700	43,218,044
XTO Energy, Inc.	635,200	28,120,304
		277,540,247
TOTAL ENERGY		500,298,360
FINANCIALS - 23.2%
Capital Markets - 1.1%
AP Alternative Assets L.P. Restricted Depositary Units (a)(e)	545,800	10,916,000
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	533,100	11,861,475
UBS AG (NY Shares)	159,900	17,541,030
		40,318,505
Commercial Banks - 3.0%
Erste Bank der Oesterreichischen Sparkassen AG	316,500	17,814,139
HSBC Holdings PLC sponsored ADR	305,000	26,946,750
Standard Chartered PLC (United Kingdom)	759,398	18,539,988
Wachovia Corp.	854,600	46,216,768
		109,517,645
Diversified Financial Services - 6.0%
African Bank Investments Ltd.	1,843,215	7,195,479
Bank of America Corp.	3,560,900	171,279,290
JPMorgan Chase & Co.	922,100	38,728,200
		217,202,969
Insurance - 13.1%
ACE Ltd.	1,630,170	82,470,300
AMBAC Financial Group, Inc.	266,400	21,605,040
American International Group, Inc.	3,699,564	218,459,254
Hartford Financial Services Group, Inc.	498,700	42,190,020
RenaissanceRe Holdings Ltd.	444,200	21,525,932
W.R. Berkley Corp.	890,364	30,388,123
XL Capital Ltd. Class A	936,100	57,382,930
		474,021,599
TOTAL FINANCIALS		841,060,718
HEALTH CARE - 14.4%
Biotechnology - 3.0%
Alkermes, Inc. (a)	500,000	9,460,000
Amgen, Inc. (a)	516,010	33,659,332
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	687,700	$ 41,330,770
Genentech, Inc. (a)	130,970	10,713,346
MannKind Corp. (a)	73,202	1,559,935
Vertex Pharmaceuticals, Inc. (a)	300,000	11,013,000
		107,736,383
Health Care Equipment & Supplies - 0.6%
Advanced Medical Optics, Inc. (a)	108,674	5,509,771
C.R. Bard, Inc.	230,600	16,893,756
		22,403,527
Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	2,356,522	105,525,055
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	309,262	9,172,711
Waters Corp. (a)	278,200	12,352,080
		21,524,791
Pharmaceuticals - 7.3%
Allergan, Inc.	384,700	41,262,922
Elan Corp. PLC sponsored ADR (a)	866,400	14,468,880
Johnson & Johnson	2,654,200	159,039,664
Roche Holding AG (participation certificate)	132,447	21,895,737
Teva Pharmaceutical Industries Ltd. sponsored ADR	883,200	27,900,288
		264,567,491
TOTAL HEALTH CARE		521,757,247
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	1,867,800	75,272,340
Commercial Services & Supplies - 2.0%
Robert Half International, Inc.	1,764,580	74,112,360
Industrial Conglomerates - 7.5%
General Electric Co.	7,659,761	252,465,724
Smiths Group PLC	1,090,790	17,975,663
		270,441,387
TOTAL INDUSTRIALS		419,826,087
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.8%
CSR PLC (a)	274,100	6,387,717
Motorola, Inc.	1,593,200	32,102,980
Research In Motion Ltd. (a)	372,500	25,952,074
		64,442,771
Computers & Peripherals - 2.9%
Dell, Inc. (a)	2,929,976	71,520,714

	Shares	Value
EMC Corp. (a)	1,535,200	$ 16,841,144
NCR Corp. (a)	471,400	17,272,096
		105,633,954
Electronic Equipment & Instruments - 0.7%
Amphenol Corp. Class A	286,890	16,054,364
CDW Corp.	189,500	10,356,175
		26,410,539
Internet Software & Services - 6.5%
eBay, Inc. (a)	3,131,465	91,720,610
Google, Inc. Class A (sub. vtg.) (a)	252,300	105,796,959
Yahoo!, Inc. (a)	1,100,800	36,326,400
		233,843,969
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	169,800	8,763,378
Infosys Technologies Ltd. sponsored ADR	163,700	12,508,317
Satyam Computer Services Ltd. sponsored ADR	274,200	9,086,988
		30,358,683
Office Electronics - 0.4%
Zebra Technologies Corp. Class A (a)	460,120	15,717,699
Semiconductors & Semiconductor Equipment - 3.0%
ARM Holdings PLC sponsored ADR	2,813,400	17,611,884
Broadcom Corp. Class A (a)	713,402	21,437,730
FormFactor, Inc. (a)	223,000	9,952,490
KLA-Tencor Corp.	197,600	8,214,232
Linear Technology Corp. (d)	785,100	26,292,999
Marvell Technology Group Ltd. (a)	90,700	4,020,731
Maxim Integrated Products, Inc.	601,658	19,319,238
		106,849,304
Software - 0.9%
Cognos, Inc. (a)	400,000	11,363,689
Symantec Corp. (a)	1,348,800	20,960,352
		32,324,041
TOTAL INFORMATION TECHNOLOGY		615,580,960
MATERIALS - 1.8%
Chemicals - 1.2%
Praxair, Inc.	790,610	42,692,940
Metals & Mining - 0.6%
Mittal Steel Co. NV Class A (NY Shares) (d)	740,700	22,598,757
TOTAL MATERIALS		65,291,697
TOTAL COMMON STOCKS (Cost $3,495,428,432)		3,622,046,217
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	$ 3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
Money Market Funds - 1.2%

Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c) (Cost $42,376,225)	42,376,225	42,376,225
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,539,223,356)	3,664,422,445
NET OTHER ASSETS - (1.1)%	(40,496,477)
NET ASSETS - 100%	$ 3,623,925,968
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,916,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,861,478 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,418,699
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06 - 6/29/06	$ 12,770,095
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,306,696
Fidelity Securities Lending Cash Central Fund	814,077
Total	$ 2,120,773
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,549,387,029. Net unrealized appreciation aggregated $115,035,416, of which $302,139,055 related to appreciated investment securities and $187,103,639 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Diversified Stock Fund
(formerly Advisor Destiny I Fund)
Class O

June 30, 2006

DESIO-QTLY-0806

1.804792.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.9%
Diversified Consumer Services - 1.9%
Apollo Group, Inc. Class A (a)	1,051,259	$ 54,318,553
Bright Horizons Family Solutions, Inc. (a)	425,700	16,044,633
		70,363,186
Hotels, Restaurants & Leisure - 1.2%
Carnival Corp. unit	563,000	23,499,620
Red Robin Gourmet Burgers, Inc. (a)	450,000	19,152,000
		42,651,620
Household Durables - 0.9%
D.R. Horton, Inc.	573,749	13,666,701
KB Home	131,100	6,010,935
Ryland Group, Inc.	164,100	7,149,837
Standard Pacific Corp.	306,975	7,889,258
		34,716,731
Media - 1.5%
Clear Channel Communications, Inc.	895,700	27,721,915
Clear Channel Outdoor Holding, Inc. Class A	248,100	5,200,176
McGraw-Hill Companies, Inc.	466,495	23,432,044
		56,354,135
Multiline Retail - 0.7%
Target Corp.	500,000	24,435,000
Specialty Retail - 7.7%
Aeropostale, Inc. (a)	332,700	9,611,703
Best Buy Co., Inc.	1,021,537	56,021,089
Chico's FAS, Inc. (a)	587,500	15,850,750
Home Depot, Inc.	4,253,940	152,248,513
Staples, Inc.	1,801,900	43,822,208
		277,554,263
TOTAL CONSUMER DISCRETIONARY		506,074,935
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 3.5%
CVS Corp.	855,600	26,266,920
Wal-Mart Stores, Inc.	2,111,800	101,725,406
		127,992,326
Food Products - 0.7%
Nestle SA (Reg.)	76,928	24,163,887
TOTAL CONSUMER STAPLES		152,156,213
ENERGY - 13.8%
Energy Equipment & Services - 6.1%
Baker Hughes, Inc.	207,800	17,008,430
GlobalSantaFe Corp.	206,800	11,942,700
Halliburton Co.	676,100	50,173,381
National Oilwell Varco, Inc. (a)	332,100	21,028,572
Noble Corp.	336,800	25,064,656
Schlumberger Ltd. (NY Shares)	978,200	63,690,602

	Shares	Value
Smith International, Inc.	322,000	$ 14,319,340
Weatherford International Ltd. (a)	393,600	19,530,432
		222,758,113
Oil, Gas & Consumable Fuels - 7.7%
Apache Corp.	421,700	28,781,025
ConocoPhillips	1,129,600	74,022,688
Forest Oil Corp. (a)	345,000	11,440,200
Hess Corp.	322,000	17,017,700
Mariner Energy, Inc. (a)	279,208	5,129,051
Occidental Petroleum Corp.	421,000	43,173,550
Peabody Energy Corp.	477,806	26,637,685
Valero Energy Corp.	649,700	43,218,044
XTO Energy, Inc.	635,200	28,120,304
		277,540,247
TOTAL ENERGY		500,298,360
FINANCIALS - 23.2%
Capital Markets - 1.1%
AP Alternative Assets L.P. Restricted Depositary Units (a)(e)	545,800	10,916,000
KKR Private Equity Investors, L.P. Restricted Depositary Units (f)	533,100	11,861,475
UBS AG (NY Shares)	159,900	17,541,030
		40,318,505
Commercial Banks - 3.0%
Erste Bank der Oesterreichischen Sparkassen AG	316,500	17,814,139
HSBC Holdings PLC sponsored ADR	305,000	26,946,750
Standard Chartered PLC (United Kingdom)	759,398	18,539,988
Wachovia Corp.	854,600	46,216,768
		109,517,645
Diversified Financial Services - 6.0%
African Bank Investments Ltd.	1,843,215	7,195,479
Bank of America Corp.	3,560,900	171,279,290
JPMorgan Chase & Co.	922,100	38,728,200
		217,202,969
Insurance - 13.1%
ACE Ltd.	1,630,170	82,470,300
AMBAC Financial Group, Inc.	266,400	21,605,040
American International Group, Inc.	3,699,564	218,459,254
Hartford Financial Services Group, Inc.	498,700	42,190,020
RenaissanceRe Holdings Ltd.	444,200	21,525,932
W.R. Berkley Corp.	890,364	30,388,123
XL Capital Ltd. Class A	936,100	57,382,930
		474,021,599
TOTAL FINANCIALS		841,060,718
HEALTH CARE - 14.4%
Biotechnology - 3.0%
Alkermes, Inc. (a)	500,000	9,460,000
Amgen, Inc. (a)	516,010	33,659,332
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Cephalon, Inc. (a)	687,700	$ 41,330,770
Genentech, Inc. (a)	130,970	10,713,346
MannKind Corp. (a)	73,202	1,559,935
Vertex Pharmaceuticals, Inc. (a)	300,000	11,013,000
		107,736,383
Health Care Equipment & Supplies - 0.6%
Advanced Medical Optics, Inc. (a)	108,674	5,509,771
C.R. Bard, Inc.	230,600	16,893,756
		22,403,527
Health Care Providers & Services - 2.9%
UnitedHealth Group, Inc.	2,356,522	105,525,055
Life Sciences Tools & Services - 0.6%
Illumina, Inc. (a)	309,262	9,172,711
Waters Corp. (a)	278,200	12,352,080
		21,524,791
Pharmaceuticals - 7.3%
Allergan, Inc.	384,700	41,262,922
Elan Corp. PLC sponsored ADR (a)	866,400	14,468,880
Johnson & Johnson	2,654,200	159,039,664
Roche Holding AG (participation certificate)	132,447	21,895,737
Teva Pharmaceutical Industries Ltd. sponsored ADR	883,200	27,900,288
		264,567,491
TOTAL HEALTH CARE		521,757,247
INDUSTRIALS - 11.6%
Aerospace & Defense - 2.1%
Honeywell International, Inc.	1,867,800	75,272,340
Commercial Services & Supplies - 2.0%
Robert Half International, Inc.	1,764,580	74,112,360
Industrial Conglomerates - 7.5%
General Electric Co.	7,659,761	252,465,724
Smiths Group PLC	1,090,790	17,975,663
		270,441,387
TOTAL INDUSTRIALS		419,826,087
INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.8%
CSR PLC (a)	274,100	6,387,717
Motorola, Inc.	1,593,200	32,102,980
Research In Motion Ltd. (a)	372,500	25,952,074
		64,442,771
Computers & Peripherals - 2.9%
Dell, Inc. (a)	2,929,976	71,520,714

	Shares	Value
EMC Corp. (a)	1,535,200	$ 16,841,144
NCR Corp. (a)	471,400	17,272,096
		105,633,954
Electronic Equipment & Instruments - 0.7%
Amphenol Corp. Class A	286,890	16,054,364
CDW Corp.	189,500	10,356,175
		26,410,539
Internet Software & Services - 6.5%
eBay, Inc. (a)	3,131,465	91,720,610
Google, Inc. Class A (sub. vtg.) (a)	252,300	105,796,959
Yahoo!, Inc. (a)	1,100,800	36,326,400
		233,843,969
IT Services - 0.8%
Affiliated Computer Services, Inc. Class A (a)	169,800	8,763,378
Infosys Technologies Ltd. sponsored ADR	163,700	12,508,317
Satyam Computer Services Ltd. sponsored ADR	274,200	9,086,988
		30,358,683
Office Electronics - 0.4%
Zebra Technologies Corp. Class A (a)	460,120	15,717,699
Semiconductors & Semiconductor Equipment - 3.0%
ARM Holdings PLC sponsored ADR	2,813,400	17,611,884
Broadcom Corp. Class A (a)	713,402	21,437,730
FormFactor, Inc. (a)	223,000	9,952,490
KLA-Tencor Corp.	197,600	8,214,232
Linear Technology Corp. (d)	785,100	26,292,999
Marvell Technology Group Ltd. (a)	90,700	4,020,731
Maxim Integrated Products, Inc.	601,658	19,319,238
		106,849,304
Software - 0.9%
Cognos, Inc. (a)	400,000	11,363,689
Symantec Corp. (a)	1,348,800	20,960,352
		32,324,041
TOTAL INFORMATION TECHNOLOGY		615,580,960
MATERIALS - 1.8%
Chemicals - 1.2%
Praxair, Inc.	790,610	42,692,940
Metals & Mining - 0.6%
Mittal Steel Co. NV Class A (NY Shares) (d)	740,700	22,598,757
TOTAL MATERIALS		65,291,697
TOTAL COMMON STOCKS (Cost $3,495,428,432)		3,622,046,217
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	262,000	$ 3
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,418,699)		3
Money Market Funds - 1.2%

Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c) (Cost $42,376,225)	42,376,225	42,376,225
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $3,539,223,356)	3,664,422,445
NET OTHER ASSETS - (1.1)%	(40,496,477)
NET ASSETS - 100%	$ 3,623,925,968
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $10,916,000 or 0.3% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,861,478 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GeneProt, Inc. Series A	7/7/00	$ 1,418,699
KKR Private Equity Investors, L.P. Restricted Depositary Units	5/3/06 - 6/29/06	$ 12,770,095
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,306,696
Fidelity Securities Lending Cash Central Fund	814,077
Total	$ 2,120,773
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,549,387,029. Net unrealized appreciation aggregated $115,035,416, of which $302,139,055 related to appreciated investment securities and $187,103,639 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Destiny II

Class A
Class T
Class B
Class C
Institutional Class

June 30, 2006

ADESII-QTLY-0806

1.833435.100

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.2%
Gentex Corp.	743,687	$ 10,411,618
Hotels, Restaurants & Leisure - 0.4%
International Game Technology	472,600	17,930,444
Media - 1.3%
DreamWorks Animation SKG, Inc. Class A (a)	1,502,600	34,409,540
McGraw-Hill Companies, Inc.	187,900	9,438,217
News Corp. Class B	95,300	1,923,154
Viacom, Inc. Class B (non-vtg.) (a)	601,800	21,568,512
		67,339,423
Specialty Retail - 1.4%
Best Buy Co., Inc.	7,600	416,784
Gamestop Corp. Class B (a)	1,127,000	38,599,750
Staples, Inc.	1,015,850	24,705,472
The Game Group PLC	6,317,523	9,552,140
		73,274,146
TOTAL CONSUMER DISCRETIONARY		168,955,631
CONSUMER STAPLES - 8.6%
Beverages - 0.5%
The Coca-Cola Co.	601,800	25,889,436
Food & Staples Retailing - 0.7%
CVS Corp.	669,800	20,562,860
Wal-Mart Stores, Inc.	295,900	14,253,503
		34,816,363
Food Products - 2.3%
McCormick & Co., Inc. (non-vtg.)	533,400	17,895,570
Nestle SA:
(Reg.)	85,370	26,815,607
sponsored ADR	924,100	71,987,390
		116,698,567
Household Products - 1.1%
Colgate-Palmolive Co.	947,700	56,767,230
Tobacco - 4.0%
Altria Group, Inc.	2,841,800	208,673,374
TOTAL CONSUMER STAPLES		442,844,970
ENERGY - 4.4%
Energy Equipment & Services - 1.2%
Halliburton Co.	417,400	30,975,254
Schlumberger Ltd. (NY Shares)	462,900	30,139,419
		61,114,673
Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips	1,090,400	71,453,912

	Shares	Value
Exxon Mobil Corp.	1,159,900	$ 71,159,865
Ultra Petroleum Corp. (a)	419,600	24,869,692
		167,483,469
TOTAL ENERGY		228,598,142
FINANCIALS - 14.7%
Capital Markets - 0.0%
Northern Trust Corp.	16,800	929,040
Commercial Banks - 0.0%
Boston Private Financial Holdings, Inc.	34,369	958,895
Consumer Finance - 3.8%
SLM Corp.	3,726,918	197,228,501
Diversified Financial Services - 1.7%
Bank of America Corp.	1,818,700	87,479,470
Insurance - 9.2%
ACE Ltd.	786,018	39,764,651
AFLAC, Inc.	775,120	35,926,812
American International Group, Inc.	5,926,700	349,971,635
Aspen Insurance Holdings Ltd.	70,200	1,634,958
Platinum Underwriters Holdings Ltd.	111,200	3,111,376
The St. Paul Travelers Companies, Inc.	921,300	41,071,554
		471,480,986
TOTAL FINANCIALS		758,076,892
HEALTH CARE - 21.1%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	233,100	10,799,523
Cephalon, Inc. (a)	129,600	7,788,960
Gilead Sciences, Inc. (a)	453,000	26,799,480
		45,387,963
Health Care Equipment & Supplies - 1.6%
Advanced Medical Optics, Inc. (a)(d)	614,775	31,169,093
Alcon, Inc.	83,480	8,226,954
C.R. Bard, Inc.	517,800	37,934,028
Inverness Medical Innovations, Inc. (a)	173,500	4,897,905
		82,227,980
Health Care Providers & Services - 3.7%
Aetna, Inc.	741,900	29,624,067
Humana, Inc. (a)	1,576,300	84,647,310
UnitedHealth Group, Inc.	1,679,880	75,225,026
		189,496,403
Life Sciences Tools & Services - 1.4%
Charles River Laboratories International, Inc. (a)	1,960,429	72,143,787
Pharmaceuticals - 13.5%
Allergan, Inc.	393,099	42,163,799
Barr Pharmaceuticals, Inc. (a)	206,110	9,829,386
Cipla Ltd.	3,468,416	16,329,073
Endo Pharmaceuticals Holdings, Inc. (a)	813,711	26,836,189
Johnson & Johnson	4,238,900	253,994,888
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	622,900	$ 33,586,768
Pfizer, Inc.	1,042,500	24,467,475
Roche Holding AG (participation certificate)	870,071	143,837,504
Teva Pharmaceutical Industries Ltd. sponsored ADR	947,397	29,928,271
Wyeth	2,552,700	113,365,407
		694,338,760
TOTAL HEALTH CARE		1,083,594,893
INDUSTRIALS - 13.5%
Aerospace & Defense - 5.4%
General Dynamics Corp.	1,205,200	78,892,392
Honeywell International, Inc.	3,613,900	145,640,170
Raytheon Co.	903,900	40,286,823
Raytheon Co. warrants 6/16/11 (a)	604	7,641
United Technologies Corp.	183,300	11,624,886
		276,451,912
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc. (a)	136,700	1,552,912
Waste Management, Inc.	45,600	1,636,128
		3,189,040
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	101,500	2,451,225
Jacobs Engineering Group, Inc. (a)	726,700	57,874,388
		60,325,613
Industrial Conglomerates - 6.9%
General Electric Co.	10,738,630	353,945,244
TOTAL INDUSTRIALS		693,911,809
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 5.5%
CIENA Corp. (a)(e)	32,867,804	158,094,137
Cisco Systems, Inc. (a)	1,087,800	21,244,734
Corning, Inc. (a)	228,400	5,524,996
CSR PLC (a)	23,000	536,000
Harris Corp.	1,158,300	48,081,033
Lucent Technologies, Inc. (a)	14,586,100	35,298,362
NMS Communications Corp. (a)(e)	3,589,305	12,993,284
		281,772,546
Computers & Peripherals - 0.6%
EMC Corp. (a)	690,700	7,576,979
NCR Corp. (a)	584,000	21,397,760
		28,974,739

	Shares	Value
Electronic Equipment & Instruments - 0.0%
Universal Display Corp. (a)(d)	114,303	$ 1,521,373
Internet Software & Services - 2.1%
eBay, Inc. (a)	2,961,447	86,740,783
Yahoo!, Inc. (a)	645,300	21,294,900
		108,035,683
IT Services - 0.0%
NCI, Inc. Class A	141,197	1,849,681
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	894,800	14,567,344
Applied Micro Circuits Corp. (a)	3,998,555	10,916,055
ARM Holdings PLC sponsored ADR	1,436,400	8,991,864
ASML Holding NV (NY Shares) (a)	6,100	123,342
Broadcom Corp. Class A (a)	9,300	279,465
Cymer, Inc. (a)	4,100	190,486
Exar Corp. (a)	1,112,731	14,765,940
Integrated Device Technology, Inc. (a)	1,597,599	22,653,954
Intel Corp.	277,700	5,262,415
Linear Technology Corp.	947,700	31,738,473
PMC-Sierra, Inc. (a)	1,493,596	14,039,802
Trident Microsystems, Inc. (a)	6,700	127,166
		123,656,306
Software - 6.2%
Activision, Inc. (a)	1,851,200	21,066,656
Cadence Design Systems, Inc. (a)	206,600	3,543,190
Electronic Arts, Inc. (a)	486,646	20,945,244
Microsoft Corp.	9,537,046	222,213,172
NDS Group PLC sponsored ADR (a)	329,600	15,342,880
Nintendo Co. Ltd.	25,400	4,262,006
THQ, Inc. (a)	1,413,294	30,527,150
		317,900,298
TOTAL INFORMATION TECHNOLOGY		863,710,626
MATERIALS - 1.6%
Metals & Mining - 1.6%
Goldcorp, Inc.	949,000	28,606,871
Newmont Mining Corp.	995,200	52,675,936
		81,282,807
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 3.5%
Alaska Communication Systems Group, Inc.	534,994	6,767,674
AT&T, Inc.	2,013,200	56,148,148
Qwest Communications International, Inc. (a)	3,537,600	28,619,184
Verizon Communications, Inc.	2,661,900	89,147,031
		180,682,037
Wireless Telecommunication Services - 3.6%
ALLTEL Corp.	555,500	35,457,565
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	2,601,702	$ 80,964,966
Sprint Nextel Corp.	3,354,700	67,060,453
		183,482,984
TOTAL TELECOMMUNICATION SERVICES		364,165,021
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
TXU Corp.	217,500	13,004,325
TOTAL COMMON STOCKS (Cost $4,462,093,659)		4,698,145,116
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	255,000	3
TOTAL PREFERRED STOCKS (Cost $1,785,845)		3
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	22,102,586
TOTAL CONVERTIBLE BONDS (Cost $21,932,895)		22,102,586
Money Market Funds - 9.4%
	Shares	Value
Fidelity Cash Central Fund, 5.11% (b)	463,907,961	$ 463,907,961
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	18,217,575	18,217,575
TOTAL MONEY MARKET FUNDS (Cost $482,125,536)		482,125,536
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,967,937,935)	5,202,373,241
NET OTHER ASSETS - (1.2)%	(59,431,722)
NET ASSETS - 100%	$ 5,142,941,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,380,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,707,884
Fidelity Securities Lending Cash Central Fund	848,089
Total	$ 13,555,973
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 103,046,328	$ 706,037	$ 30,676,150	$ -	$ 158,094,137
Finisar Corp.	26,351,402	-	70,774,493	-	-
GameStop Corp. Class A	59,021,985	9,994,727	101,231,639	-	-
NMS Communications Corp.	7,041,729	6,456,312	-	-	12,993,284
TOTAL	$ 195,461,444	$ 8,157,076	$ 202,682,282	$ -	$ 171,087,421
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,984,425,194. Net unrealized appreciation aggregated $217,948,047, of which $377,453,205 related to appreciated investment securities and $159,505,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny II Portfolio
Class A

June 30, 2006

DESIIN-QTLY-0806

1.818363.101

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.2%
Gentex Corp.	743,687	$ 10,411,618
Hotels, Restaurants & Leisure - 0.4%
International Game Technology	472,600	17,930,444
Media - 1.3%
DreamWorks Animation SKG, Inc. Class A (a)	1,502,600	34,409,540
McGraw-Hill Companies, Inc.	187,900	9,438,217
News Corp. Class B	95,300	1,923,154
Viacom, Inc. Class B (non-vtg.) (a)	601,800	21,568,512
		67,339,423
Specialty Retail - 1.4%
Best Buy Co., Inc.	7,600	416,784
Gamestop Corp. Class B (a)	1,127,000	38,599,750
Staples, Inc.	1,015,850	24,705,472
The Game Group PLC	6,317,523	9,552,140
		73,274,146
TOTAL CONSUMER DISCRETIONARY		168,955,631
CONSUMER STAPLES - 8.6%
Beverages - 0.5%
The Coca-Cola Co.	601,800	25,889,436
Food & Staples Retailing - 0.7%
CVS Corp.	669,800	20,562,860
Wal-Mart Stores, Inc.	295,900	14,253,503
		34,816,363
Food Products - 2.3%
McCormick & Co., Inc. (non-vtg.)	533,400	17,895,570
Nestle SA:
(Reg.)	85,370	26,815,607
sponsored ADR	924,100	71,987,390
		116,698,567
Household Products - 1.1%
Colgate-Palmolive Co.	947,700	56,767,230
Tobacco - 4.0%
Altria Group, Inc.	2,841,800	208,673,374
TOTAL CONSUMER STAPLES		442,844,970
ENERGY - 4.4%
Energy Equipment & Services - 1.2%
Halliburton Co.	417,400	30,975,254
Schlumberger Ltd. (NY Shares)	462,900	30,139,419
		61,114,673
Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips	1,090,400	71,453,912

	Shares	Value
Exxon Mobil Corp.	1,159,900	$ 71,159,865
Ultra Petroleum Corp. (a)	419,600	24,869,692
		167,483,469
TOTAL ENERGY		228,598,142
FINANCIALS - 14.7%
Capital Markets - 0.0%
Northern Trust Corp.	16,800	929,040
Commercial Banks - 0.0%
Boston Private Financial Holdings, Inc.	34,369	958,895
Consumer Finance - 3.8%
SLM Corp.	3,726,918	197,228,501
Diversified Financial Services - 1.7%
Bank of America Corp.	1,818,700	87,479,470
Insurance - 9.2%
ACE Ltd.	786,018	39,764,651
AFLAC, Inc.	775,120	35,926,812
American International Group, Inc.	5,926,700	349,971,635
Aspen Insurance Holdings Ltd.	70,200	1,634,958
Platinum Underwriters Holdings Ltd.	111,200	3,111,376
The St. Paul Travelers Companies, Inc.	921,300	41,071,554
		471,480,986
TOTAL FINANCIALS		758,076,892
HEALTH CARE - 21.1%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	233,100	10,799,523
Cephalon, Inc. (a)	129,600	7,788,960
Gilead Sciences, Inc. (a)	453,000	26,799,480
		45,387,963
Health Care Equipment & Supplies - 1.6%
Advanced Medical Optics, Inc. (a)(d)	614,775	31,169,093
Alcon, Inc.	83,480	8,226,954
C.R. Bard, Inc.	517,800	37,934,028
Inverness Medical Innovations, Inc. (a)	173,500	4,897,905
		82,227,980
Health Care Providers & Services - 3.7%
Aetna, Inc.	741,900	29,624,067
Humana, Inc. (a)	1,576,300	84,647,310
UnitedHealth Group, Inc.	1,679,880	75,225,026
		189,496,403
Life Sciences Tools & Services - 1.4%
Charles River Laboratories International, Inc. (a)	1,960,429	72,143,787
Pharmaceuticals - 13.5%
Allergan, Inc.	393,099	42,163,799
Barr Pharmaceuticals, Inc. (a)	206,110	9,829,386
Cipla Ltd.	3,468,416	16,329,073
Endo Pharmaceuticals Holdings, Inc. (a)	813,711	26,836,189
Johnson & Johnson	4,238,900	253,994,888
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	622,900	$ 33,586,768
Pfizer, Inc.	1,042,500	24,467,475
Roche Holding AG (participation certificate)	870,071	143,837,504
Teva Pharmaceutical Industries Ltd. sponsored ADR	947,397	29,928,271
Wyeth	2,552,700	113,365,407
		694,338,760
TOTAL HEALTH CARE		1,083,594,893
INDUSTRIALS - 13.5%
Aerospace & Defense - 5.4%
General Dynamics Corp.	1,205,200	78,892,392
Honeywell International, Inc.	3,613,900	145,640,170
Raytheon Co.	903,900	40,286,823
Raytheon Co. warrants 6/16/11 (a)	604	7,641
United Technologies Corp.	183,300	11,624,886
		276,451,912
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc. (a)	136,700	1,552,912
Waste Management, Inc.	45,600	1,636,128
		3,189,040
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	101,500	2,451,225
Jacobs Engineering Group, Inc. (a)	726,700	57,874,388
		60,325,613
Industrial Conglomerates - 6.9%
General Electric Co.	10,738,630	353,945,244
TOTAL INDUSTRIALS		693,911,809
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 5.5%
CIENA Corp. (a)(e)	32,867,804	158,094,137
Cisco Systems, Inc. (a)	1,087,800	21,244,734
Corning, Inc. (a)	228,400	5,524,996
CSR PLC (a)	23,000	536,000
Harris Corp.	1,158,300	48,081,033
Lucent Technologies, Inc. (a)	14,586,100	35,298,362
NMS Communications Corp. (a)(e)	3,589,305	12,993,284
		281,772,546
Computers & Peripherals - 0.6%
EMC Corp. (a)	690,700	7,576,979
NCR Corp. (a)	584,000	21,397,760
		28,974,739

	Shares	Value
Electronic Equipment & Instruments - 0.0%
Universal Display Corp. (a)(d)	114,303	$ 1,521,373
Internet Software & Services - 2.1%
eBay, Inc. (a)	2,961,447	86,740,783
Yahoo!, Inc. (a)	645,300	21,294,900
		108,035,683
IT Services - 0.0%
NCI, Inc. Class A	141,197	1,849,681
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	894,800	14,567,344
Applied Micro Circuits Corp. (a)	3,998,555	10,916,055
ARM Holdings PLC sponsored ADR	1,436,400	8,991,864
ASML Holding NV (NY Shares) (a)	6,100	123,342
Broadcom Corp. Class A (a)	9,300	279,465
Cymer, Inc. (a)	4,100	190,486
Exar Corp. (a)	1,112,731	14,765,940
Integrated Device Technology, Inc. (a)	1,597,599	22,653,954
Intel Corp.	277,700	5,262,415
Linear Technology Corp.	947,700	31,738,473
PMC-Sierra, Inc. (a)	1,493,596	14,039,802
Trident Microsystems, Inc. (a)	6,700	127,166
		123,656,306
Software - 6.2%
Activision, Inc. (a)	1,851,200	21,066,656
Cadence Design Systems, Inc. (a)	206,600	3,543,190
Electronic Arts, Inc. (a)	486,646	20,945,244
Microsoft Corp.	9,537,046	222,213,172
NDS Group PLC sponsored ADR (a)	329,600	15,342,880
Nintendo Co. Ltd.	25,400	4,262,006
THQ, Inc. (a)	1,413,294	30,527,150
		317,900,298
TOTAL INFORMATION TECHNOLOGY		863,710,626
MATERIALS - 1.6%
Metals & Mining - 1.6%
Goldcorp, Inc.	949,000	28,606,871
Newmont Mining Corp.	995,200	52,675,936
		81,282,807
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 3.5%
Alaska Communication Systems Group, Inc.	534,994	6,767,674
AT&T, Inc.	2,013,200	56,148,148
Qwest Communications International, Inc. (a)	3,537,600	28,619,184
Verizon Communications, Inc.	2,661,900	89,147,031
		180,682,037
Wireless Telecommunication Services - 3.6%
ALLTEL Corp.	555,500	35,457,565
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	2,601,702	$ 80,964,966
Sprint Nextel Corp.	3,354,700	67,060,453
		183,482,984
TOTAL TELECOMMUNICATION SERVICES		364,165,021
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
TXU Corp.	217,500	13,004,325
TOTAL COMMON STOCKS (Cost $4,462,093,659)		4,698,145,116
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	255,000	3
TOTAL PREFERRED STOCKS (Cost $1,785,845)		3
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	22,102,586
TOTAL CONVERTIBLE BONDS (Cost $21,932,895)		22,102,586
Money Market Funds - 9.4%
	Shares	Value
Fidelity Cash Central Fund, 5.11% (b)	463,907,961	$ 463,907,961
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	18,217,575	18,217,575
TOTAL MONEY MARKET FUNDS (Cost $482,125,536)		482,125,536
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,967,937,935)	5,202,373,241
NET OTHER ASSETS - (1.2)%	(59,431,722)
NET ASSETS - 100%	$ 5,142,941,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,380,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,707,884
Fidelity Securities Lending Cash Central Fund	848,089
Total	$ 13,555,973
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 103,046,328	$ 706,037	$ 30,676,150	$ -	$ 158,094,137
Finisar Corp.	26,351,402	-	70,774,493	-	-
GameStop Corp. Class A	59,021,985	9,994,727	101,231,639	-	-
NMS Communications Corp.	7,041,729	6,456,312	-	-	12,993,284
TOTAL	$ 195,461,444	$ 8,157,076	$ 202,682,282	$ -	$ 171,087,421
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,984,425,194. Net unrealized appreciation aggregated $217,948,047, of which $377,453,205 related to appreciated investment securities and $159,505,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny II Portfolio
Class O

June 30, 2006

DESIIO-QTLY-0806

1.804793.102

Investments June 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.4%
	Shares	Value
CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.2%
Gentex Corp.	743,687	$ 10,411,618
Hotels, Restaurants & Leisure - 0.4%
International Game Technology	472,600	17,930,444
Media - 1.3%
DreamWorks Animation SKG, Inc. Class A (a)	1,502,600	34,409,540
McGraw-Hill Companies, Inc.	187,900	9,438,217
News Corp. Class B	95,300	1,923,154
Viacom, Inc. Class B (non-vtg.) (a)	601,800	21,568,512
		67,339,423
Specialty Retail - 1.4%
Best Buy Co., Inc.	7,600	416,784
Gamestop Corp. Class B (a)	1,127,000	38,599,750
Staples, Inc.	1,015,850	24,705,472
The Game Group PLC	6,317,523	9,552,140
		73,274,146
TOTAL CONSUMER DISCRETIONARY		168,955,631
CONSUMER STAPLES - 8.6%
Beverages - 0.5%
The Coca-Cola Co.	601,800	25,889,436
Food & Staples Retailing - 0.7%
CVS Corp.	669,800	20,562,860
Wal-Mart Stores, Inc.	295,900	14,253,503
		34,816,363
Food Products - 2.3%
McCormick & Co., Inc. (non-vtg.)	533,400	17,895,570
Nestle SA:
(Reg.)	85,370	26,815,607
sponsored ADR	924,100	71,987,390
		116,698,567
Household Products - 1.1%
Colgate-Palmolive Co.	947,700	56,767,230
Tobacco - 4.0%
Altria Group, Inc.	2,841,800	208,673,374
TOTAL CONSUMER STAPLES		442,844,970
ENERGY - 4.4%
Energy Equipment & Services - 1.2%
Halliburton Co.	417,400	30,975,254
Schlumberger Ltd. (NY Shares)	462,900	30,139,419
		61,114,673
Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips	1,090,400	71,453,912

	Shares	Value
Exxon Mobil Corp.	1,159,900	$ 71,159,865
Ultra Petroleum Corp. (a)	419,600	24,869,692
		167,483,469
TOTAL ENERGY		228,598,142
FINANCIALS - 14.7%
Capital Markets - 0.0%
Northern Trust Corp.	16,800	929,040
Commercial Banks - 0.0%
Boston Private Financial Holdings, Inc.	34,369	958,895
Consumer Finance - 3.8%
SLM Corp.	3,726,918	197,228,501
Diversified Financial Services - 1.7%
Bank of America Corp.	1,818,700	87,479,470
Insurance - 9.2%
ACE Ltd.	786,018	39,764,651
AFLAC, Inc.	775,120	35,926,812
American International Group, Inc.	5,926,700	349,971,635
Aspen Insurance Holdings Ltd.	70,200	1,634,958
Platinum Underwriters Holdings Ltd.	111,200	3,111,376
The St. Paul Travelers Companies, Inc.	921,300	41,071,554
		471,480,986
TOTAL FINANCIALS		758,076,892
HEALTH CARE - 21.1%
Biotechnology - 0.9%
Biogen Idec, Inc. (a)	233,100	10,799,523
Cephalon, Inc. (a)	129,600	7,788,960
Gilead Sciences, Inc. (a)	453,000	26,799,480
		45,387,963
Health Care Equipment & Supplies - 1.6%
Advanced Medical Optics, Inc. (a)(d)	614,775	31,169,093
Alcon, Inc.	83,480	8,226,954
C.R. Bard, Inc.	517,800	37,934,028
Inverness Medical Innovations, Inc. (a)	173,500	4,897,905
		82,227,980
Health Care Providers & Services - 3.7%
Aetna, Inc.	741,900	29,624,067
Humana, Inc. (a)	1,576,300	84,647,310
UnitedHealth Group, Inc.	1,679,880	75,225,026
		189,496,403
Life Sciences Tools & Services - 1.4%
Charles River Laboratories International, Inc. (a)	1,960,429	72,143,787
Pharmaceuticals - 13.5%
Allergan, Inc.	393,099	42,163,799
Barr Pharmaceuticals, Inc. (a)	206,110	9,829,386
Cipla Ltd.	3,468,416	16,329,073
Endo Pharmaceuticals Holdings, Inc. (a)	813,711	26,836,189
Johnson & Johnson	4,238,900	253,994,888
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Novartis AG sponsored ADR	622,900	$ 33,586,768
Pfizer, Inc.	1,042,500	24,467,475
Roche Holding AG (participation certificate)	870,071	143,837,504
Teva Pharmaceutical Industries Ltd. sponsored ADR	947,397	29,928,271
Wyeth	2,552,700	113,365,407
		694,338,760
TOTAL HEALTH CARE		1,083,594,893
INDUSTRIALS - 13.5%
Aerospace & Defense - 5.4%
General Dynamics Corp.	1,205,200	78,892,392
Honeywell International, Inc.	3,613,900	145,640,170
Raytheon Co.	903,900	40,286,823
Raytheon Co. warrants 6/16/11 (a)	604	7,641
United Technologies Corp.	183,300	11,624,886
		276,451,912
Commercial Services & Supplies - 0.0%
Allied Waste Industries, Inc. (a)	136,700	1,552,912
Waste Management, Inc.	45,600	1,636,128
		3,189,040
Construction & Engineering - 1.2%
Chicago Bridge & Iron Co. NV (NY Shares)	101,500	2,451,225
Jacobs Engineering Group, Inc. (a)	726,700	57,874,388
		60,325,613
Industrial Conglomerates - 6.9%
General Electric Co.	10,738,630	353,945,244
TOTAL INDUSTRIALS		693,911,809
INFORMATION TECHNOLOGY - 16.8%
Communications Equipment - 5.5%
CIENA Corp. (a)(e)	32,867,804	158,094,137
Cisco Systems, Inc. (a)	1,087,800	21,244,734
Corning, Inc. (a)	228,400	5,524,996
CSR PLC (a)	23,000	536,000
Harris Corp.	1,158,300	48,081,033
Lucent Technologies, Inc. (a)	14,586,100	35,298,362
NMS Communications Corp. (a)(e)	3,589,305	12,993,284
		281,772,546
Computers & Peripherals - 0.6%
EMC Corp. (a)	690,700	7,576,979
NCR Corp. (a)	584,000	21,397,760
		28,974,739

	Shares	Value
Electronic Equipment & Instruments - 0.0%
Universal Display Corp. (a)(d)	114,303	$ 1,521,373
Internet Software & Services - 2.1%
eBay, Inc. (a)	2,961,447	86,740,783
Yahoo!, Inc. (a)	645,300	21,294,900
		108,035,683
IT Services - 0.0%
NCI, Inc. Class A	141,197	1,849,681
Semiconductors & Semiconductor Equipment - 2.4%
Applied Materials, Inc.	894,800	14,567,344
Applied Micro Circuits Corp. (a)	3,998,555	10,916,055
ARM Holdings PLC sponsored ADR	1,436,400	8,991,864
ASML Holding NV (NY Shares) (a)	6,100	123,342
Broadcom Corp. Class A (a)	9,300	279,465
Cymer, Inc. (a)	4,100	190,486
Exar Corp. (a)	1,112,731	14,765,940
Integrated Device Technology, Inc. (a)	1,597,599	22,653,954
Intel Corp.	277,700	5,262,415
Linear Technology Corp.	947,700	31,738,473
PMC-Sierra, Inc. (a)	1,493,596	14,039,802
Trident Microsystems, Inc. (a)	6,700	127,166
		123,656,306
Software - 6.2%
Activision, Inc. (a)	1,851,200	21,066,656
Cadence Design Systems, Inc. (a)	206,600	3,543,190
Electronic Arts, Inc. (a)	486,646	20,945,244
Microsoft Corp.	9,537,046	222,213,172
NDS Group PLC sponsored ADR (a)	329,600	15,342,880
Nintendo Co. Ltd.	25,400	4,262,006
THQ, Inc. (a)	1,413,294	30,527,150
		317,900,298
TOTAL INFORMATION TECHNOLOGY		863,710,626
MATERIALS - 1.6%
Metals & Mining - 1.6%
Goldcorp, Inc.	949,000	28,606,871
Newmont Mining Corp.	995,200	52,675,936
		81,282,807
TELECOMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 3.5%
Alaska Communication Systems Group, Inc.	534,994	6,767,674
AT&T, Inc.	2,013,200	56,148,148
Qwest Communications International, Inc. (a)	3,537,600	28,619,184
Verizon Communications, Inc.	2,661,900	89,147,031
		180,682,037
Wireless Telecommunication Services - 3.6%
ALLTEL Corp.	555,500	35,457,565
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
American Tower Corp. Class A (a)	2,601,702	$ 80,964,966
Sprint Nextel Corp.	3,354,700	67,060,453
		183,482,984
TOTAL TELECOMMUNICATION SERVICES		364,165,021
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
TXU Corp.	217,500	13,004,325
TOTAL COMMON STOCKS (Cost $4,462,093,659)		4,698,145,116
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Life Sciences Tools & Services - 0.0%
GeneProt, Inc. Series A (a)(f)	255,000	3
TOTAL PREFERRED STOCKS (Cost $1,785,845)		3
Convertible Bonds - 0.4%
	Principal Amount
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	22,102,586
TOTAL CONVERTIBLE BONDS (Cost $21,932,895)		22,102,586
Money Market Funds - 9.4%
	Shares	Value
Fidelity Cash Central Fund, 5.11% (b)	463,907,961	$ 463,907,961
Fidelity Securities Lending Cash Central Fund, 5.14% (b)(c)	18,217,575	18,217,575
TOTAL MONEY MARKET FUNDS (Cost $482,125,536)		482,125,536
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $4,967,937,935)	5,202,373,241
NET OTHER ASSETS - (1.2)%	(59,431,722)
NET ASSETS - 100%	$ 5,142,941,519
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 405,050
GeneProt, Inc. Series A	7/7/00	$ 1,380,795
Affiliated Central Funds
Information regarding fiscal year to date income earned by the fund from the affiliated Central funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 12,707,884
Fidelity Securities Lending Cash Central Fund	848,089
Total	$ 13,555,973
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CIENA Corp.	$ 103,046,328	$ 706,037	$ 30,676,150	$ -	$ 158,094,137
Finisar Corp.	26,351,402	-	70,774,493	-	-
GameStop Corp. Class A	59,021,985	9,994,727	101,231,639	-	-
NMS Communications Corp.	7,041,729	6,456,312	-	-	12,993,284
TOTAL	$ 195,461,444	$ 8,157,076	$ 202,682,282	$ -	$ 171,087,421
Income Tax Information

At June 30, 2006, the aggregate cost of investment securities for income tax purposes was $4,984,425,194. Net unrealized appreciation aggregated $217,948,047, of which $377,453,205 related to appreciated investment securities and $159,505,158 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	August 28, 2006
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 28, 2006